11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
January 27, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032
Dear Sir or Madam:
Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 162 (the “Amendment”) to the Registration Statement of AIM Growth Series (Invesco Growth Series) (the “Registrant”). The Amendment is being filed in order to register shares of a new series of the Registrant designated as Invesco Peak RetirementTM 2010 Fund (the “Fund”).
The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information.
The Amendment relates only to the Fund and does not affect the prospectuses and statements of additional information of the Registrant’s other series.
Please direct questions or comments relating to this filing to me at (212) 323-0310 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel